Derivative Instruments and Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Derivative Instruments
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Asset Derivatives Fair Value		Balance Sheet Location	Liability Derivatives Fair Value
(Dollars in thousands)		December 31, 2015	December 31, 2014		December 31, 2015	December 31, 2014
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$58	$—	Other liabilities	$—	$—
Total derivatives designated as hedging instruments under ASC Topic 815		$58	$—		$—	$—

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$18,077	$15,434	Other liabilities	$18,077	$15,434
Foreign exchange contracts	Other assets	156	—	Other liabilities	134	—
Forward sales contracts	Other assets	1,588	25	Other liabilities	474	2,556
Written and purchased options	Other assets	10,607	17,444	Other liabilities	6,254	13,364
Total derivatives not designated as hedging instruments under ASC Topic 815		$30,428	$32,903		$24,939	$31,354
Total		$30,486	$32,903		$24,939	$31,354

		Asset Derivatives Notional Amount			Liability Derivatives Notional Amount
(Dollars in thousands)		December 31, 2015	December 31, 2014		December 31, 2015	December 31, 2014
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts		$108,500	$—		$—	$—
Total derivatives designated as hedging instruments under ASC Topic 815		$108,500	$—		$—	$—

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts		$590,334	$444,703		$590,334	$444,703
Foreign exchange contracts		4,392	—		4,392	—
Forward sales contracts		223,841	15,897		173,430	391,992
Written and purchased options		328,210	362,580		181,949	225,741
Total derivatives not designated as hedging instruments under ASC Topic 815		$1,146,777	$823,180		$950,105	$1,062,436
Total		$1,255,277	$823,180		$950,105	$1,062,436

Offsetting Assets
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2015
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$58	$—	$(45)	$13
Interest rate contracts not designated as hedging instruments	18,058	—	—	18,058
Written and purchased options	6,277	—	—	6,277
Total derivative assets subject to master netting arrangements	$24,393	$—	$(45)	$24,348

Derivative liabilities
Interest rate contracts not designated as hedging instruments	18,058	—	(9,428)	8,630
Total derivative liabilities subject to master netting arrangements	$18,058	$—	$(9,428)	$8,630

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2014
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	15,411	—	—	15,411
Written and purchased options	13,387	—	—	13,387
Total derivative assets subject to master netting arrangements	$28,798	$—	$—	$28,798

Derivative liabilities
Interest rate contracts not designated as hedging instruments	15,411	—	(3,735)	11,676
Total derivative liabilities subject to master netting arrangements	$15,411	$—	$(3,735)	$11,676

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Offsetting Liabilities
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2015
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$58	$—	$(45)	$13
Interest rate contracts not designated as hedging instruments	18,058	—	—	18,058
Written and purchased options	6,277	—	—	6,277
Total derivative assets subject to master netting arrangements	$24,393	$—	$(45)	$24,348

Derivative liabilities
Interest rate contracts not designated as hedging instruments	18,058	—	(9,428)	8,630
Total derivative liabilities subject to master netting arrangements	$18,058	$—	$(9,428)	$8,630

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2014
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	15,411	—	—	15,411
Written and purchased options	13,387	—	—	13,387
Total derivative assets subject to master netting arrangements	$28,798	$—	$—	$28,798

Derivative liabilities
Interest rate contracts not designated as hedging instruments	15,411	—	(3,735)	11,676
Total derivative liabilities subject to master netting arrangements	$15,411	$—	$(3,735)	$11,676

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Effect of Derivatives on the Consolidated Financial Statements
At December 31, 2015, 2014, and 2013, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

								Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)

(Dollars in thousands)
	For the Years Ended December 31
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2015	2014	2013		2015	2014	2013		2015	2014	2013
Interest rate contracts	$38	$—	$619	Other income (expense)	$—	$—	$(391)	Other income (expense)	$—	$(1)	$1
Total	$38	$—	$619		$—	$—	$(391)		$—	$(1)	$1

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2015	2014	2013
Interest rate contracts	Other income	$4,143	$2,513	$2,991
Foreign exchange contracts	Other income	22	—	—
Forward sales contracts	Mortgage Income	(2,947)	(3,225)	(1,716)
Written and purchased options	Mortgage Income	274	(5,739)	(3,032)
Total		$1,492	$(6,451)	$(1,757)

Schedule of Derivative Instruments
At December 31, additional information pertaining to outstanding interest rate swap agreements not designated as hedging instruments is as follows:

(Dollars in thousands)	2015	2014	2013
Weighted average pay rate	3.2%	2.9%	3.0%
Weighted average receive rate	0.9%	0.4%	0.2%
Weighted average maturity in years	7.5 years	7.7 years	7.6 years
Unrealized gain (loss) relating to interest rate swaps	$—	$—	$—